Supplemental Information to Consolidated Combined Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended			12 Months Ended			42 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0
Loss from operations	(29,724)	(50,842)	(39,756)	(15,814)	(19,876)	(32,189)	(15,773)	(17,945)	(63,628)	(55,570)		(136,136)	(85,783)	(36,511)	(268,299)
Net loss	$ (51,408)	$ (73,036)	$ (36,185)	$ (33,861)	$ (19,152)	$ (32,287)	$ (15,773)	$ (17,945)	$ (273,317)	$ (70,046)	$ (9,869)	$ (194,490)	$ (85,157)	$ (36,511)	$ (326,027)